Long-term debt (Tables)	12 Months Ended
Mar. 31, 2013
Long-Term Obligations

Long-term debt with original maturities of more than one year at March 31, 2012 and 2013 is comprised of the following:

	2012	2013
	(in millions of yen)
Obligations under capital leases	20,851	24,406
Loan participation borrowings	59,517	62,332
Senior borrowings and bonds	4,438,602	4,784,010
Subordinated borrowings and bonds	3,942,848	3,931,475

Total	8,461,818	8,802,223

Schedule of Long-term Debt Instruments

The following table presents interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2012	2013
	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0.00-6.63	Apr. 2013-Jul. 2040	2,884,693	2,741,475
fixed rate denominated in U.S. dollars	0.01-7.49	Apr. 2013-Perpetual	126,371	520,714
fixed rate denominated in other currencies	3.90-5.00	Sep. 2014-Nov. 2022	63	683
floating rate denominated in Japanese yen	0.00-17.68	Apr. 2013-Mar. 2043	1,117,315	1,065,708
floating rate denominated in U.S. dollars	0.00-7.00	Apr. 2013-Mar. 2028	309,567	426,515
floating rate denominated in other currencies	0.05-0.48	Feb. 2014-Jul. 2014	593	28,915

Total			4,438,602	4,784,010

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	1.09-4.74	Apr. 2013-Perpetual	3,366,558	3,393,092
fixed rate denominated in U.S. dollars	4.30-14.91	Apr. 2014-Perpetual	243,299	419,383
floating rate denominated in Japanese yen	0.93-2.73	May 2013-Perpetual	331,348	119,000
floating rate denominated in U.S. dollars	—	—	1,643	—

Total			3,942,848	3,931,475

Total			8,381,450	8,715,485

Notes:

(1)	The interest rates shown are the range of contractual rates in effect at March 31, 2013.
(2)	Maturity information shown is the range of maturities at March 31, 2013.
(3)	None of the long-term debt issues listed above is convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

Schedule of Maturities of Long-term Debt

The following is a summary of contractual maturities of long-term debt subsequent to March 31, 2013:

(in millions of yen)
Fiscal years ending March 31:
2014	847,915
2015	1,169,892
2016	1,164,627
2017	772,925
2018	985,673
2019 and thereafter	3,861,191

Total	8,802,223